Changes in retained earnings (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Changes in retained earnings [Abstract]
Beginning balance	₩ 49,202,133	₩ 51,519,119
Effect of change in accounting policy	0	0
Net profit (loss) for the period attributed to owner of the Company	1,991,347	(2,345,517)	₩ (1,314,567)
Changes in equity method retained earnings
Beginning balance	(2,820)	3,969
Ending balance	361	(2,820)	3,969
Changes	3,181	(6,789)
Remeasurements of defined benefit liability, net of tax	(62,857)	36,160
Transfer of gain (loss) on valuation of financial assets through other comprehensive income	0	(840)
Transactions between consolidated entities	(203)	0
Dividend paid	0	0	(507,152)
Ending balance	₩ 51,133,601	₩ 49,202,133	₩ 51,519,119